Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases
Operating lease ROU assets	¥ 15,484,082	$ 2,373,039	¥ 8,643,597
Operating lease liabilities-current	5,513,534	844,986	3,193,480
Operating lease liabilities-non-current	10,249,957	$ 1,570,875	5,523,164
Total operating lease liabilities	¥ 15,763,491		¥ 8,716,644
Weighted average remaining lease term	4 years 9 months 18 days	4 years 9 months 18 days	4 years 4 months 24 days
Weighted average discount rate	5.00%	5.00%	4.70%